Accounts Receivable (Details Narrative) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable	$ 28,704	$ 283,561
Accounts and other receivables	$ 28,704	283,561	$ 5,585
Other receivable		200,000
Customers [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable		$ 83,561